TriplePoint Success Fee - Summary of Key Assumptions on Derivative Values Set Out (Details) - TriplePoint Capital LLC $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Key Assumptions In Valuation Of Derivative [Line Items]
Equity value of the Company +10%	$ 1,179
Equity value of the Company -10%	864
Expected time of the IPO or sale 3 months earlier	1,039
Expected time of the IPO or sale 3 months later	1,016
Volatility +10%	1,055
Volatility -10%	$ 993